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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):	[   ] is a restatement.
                                		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Joseph H. Reich
Address:		900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Joseph H. Reich
Phone:		212-753-5150

				New York, NY	 	   August 13, 1999

Signature			City, State			Date

	Mr. Peter K. Seldin shares investment discretion with Mr. Joseph H. Reich.  Information with respect to securities for which Mr. Seldin has investment discretion and voting authority is contained in the Form 13F filed by Mr. Reich for the quarter ended June 30, 1999.


[X]  13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report

[  ]   13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s).)

[  ]   13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                       FORM 13F                     June 30, 1999





Page 1 of 1              NAME OF REPORTING MANAGER:   JOSEPH H. REICH







                    ITEM      ITEM 3:     ITEM 4:        ITEM 5:        ITEM 6:      ITEM 7:   ITEM 8:
                                                                     INVESTMENT DISCRETION  VOTING AUTH
                                                                                               SHARES
                                                                        (b)
                                                                        Shared       Mngrs
                                       FAIR              SHRS OF    (a) defined(c)   See   (a) (b)  (c)
                                CUSIP  MARKET            PRINCPL    SoleInstr  Shr   Instr SoleShrd none
NAME OF ISSUER      CLASS      NUMBER  VALUE              AMOUNT        V      Other V
CAL DIVE INTL        COM    127914109     1,329,438          44,500              X     1         X
COFLEXIP SPONS ADR   COM    192384105     3,110,250          71,500              X     1         X
ESENJAY EXPL         COM    296426109     1,912,500         850,000              X     1         X
EVERGREEN RES        COM    299900308     3,450,688         137,000              X     1         X
HANOVER COMPRESSOR   COM    410768105     2,409,375          75,000              X     1         X
MALLON RES CORP      COM    561240201     4,583,606         660,700              X     1         X
NATURAL WONDERS      COM    639014109     6,699,761       1,531,374              X     1         X
PENNACO ENERGY       COM    708046107    11,614,875         988,500              X     1         X
SOUTHERN MIN CORP    COM    843367202        64,102         186,479              X     1         X
STOLT COMEX          COM    L8873E103     1,848,750         170,000              X     1         X
TESCO CORP           COM    88157K101    19,964,446       3,695,950              X     1         X
TALISMAN ENERGY      COM    87425E103     7,570,313         285,000              X     1         X
VAALCO ENERGY        COM    91851C201       375,000         750,000              X     1         X
WEATHERFORD ENT      COM    947074100     7,421,141         202,625              X     1         X
                                       -  -  -  -  -
   COLUMN TOTALS                         72,354,244
                                       =  =  =  =  =


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